SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' EQUITY
NOTE 16: -     SHAREHOLDERS' EQUITY

a.	Share capital:

	December 31,
	2018		2017
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
	Number of shares
Ordinary shares of NIS 0.02 par value each	150,000,000	25,754,297	150,000,000	25,750,547

b.	Changes in share capital:

Share capital issued and outstanding:

	Number of shares	NIS par value
Outstanding at January 1, 2017	25,480,809	509,616

Exercise of options	269,738	5,395

Outstanding at December 31, 2017	25,750,547	515,011

Exercise of options	3,750	75

Outstanding at December 31, 2018	25,754,297	515,086

c.	Rights attached to shares:

Voting rights at the general meeting, rights to dividends, rights upon liquidation of the Company and the right to nominate directors in the Company.

d.	Capital management in the Company:

The Company's objectives in managing capital are as follows:

To maintain its ability to ensure the continuity of the business, and thus to generate a return to equity holders, investors and other parties.

The Company manages its capital structure and makes adjustments following changes in economic conditions and the risk-nature of its operations. In order to maintain or to adjust the necessary capital structure, the Company takes various steps, such as raising funds by capital issues.

e.	Composition of non-controlling interests in the statement of financial position:

	December 31,
	2018	2017

Shares issuance to non-controlling interests	$160	$-
Share-based compensation	147	-

Share-based compensation – Attributable to non-controlling interests	307	-

Accumulated loss attributed to non-controlling interests	(54)	-

	$253	$-